Schedule of Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 150,559	$ 114,105
Accumulated Amortization	70,221	27,679
Net Book Value	80,338	86,426
Computer hardware [Member]
Cost	38,713	38,713
Accumulated Amortization	19,569	8,336
Net Book Value	19,144	30,377
Computer software [Member]
Cost	1,324	1,324
Accumulated Amortization	1,182	543
Net Book Value	142	781
Office furniture [Member]
Cost	21,012	14,511
Accumulated Amortization	6,926	1,716
Net Book Value	14,086	12,795
Equipment [Member]
Cost	41,882	11,929
Accumulated Amortization	13,257	3,075
Net Book Value	28,625	8,854
Leasehold improvements [Member]
Cost	47,628	47,628
Accumulated Amortization	29,287	14,009
Net Book Value	$ 18,341	$ 33,619